N-2	Jul. 17, 2023
Cover [Abstract]
Entity Central Index Key	0001792581
Amendment Flag	false
Securities Act File Number	001-39619
Document Type	8-K
Entity Registrant Name	KIROMIC BIOPHARMA, INC.
Entity Address, Address Line One	7707 Fannin
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	832
Local Phone Number	968-4888
Entity Emerging Growth Company	true
Entity Ex Transition Period	false